JPMorgan Market Expansion Enhanced Equity ETF
Schedule of Portfolio Investments as of March 31, 2024
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
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© J.P. Morgan Chase & Co., 2024.

JPMorgan Market Expansion Enhanced Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 98.3%
Aerospace & Defense — 0.2%
AeroVironment, Inc. *	6,302	965,971
Curtiss-Wright Corp.	1,734	443,800
Woodward, Inc.	4,900	755,188
		2,164,959
Air Freight & Logistics — 0.3%
Forward Air Corp.	9,068	282,106
GXO Logistics, Inc. *	25,707	1,382,008
Hub Group, Inc., Class A	29,472	1,273,780
		2,937,894
Automobile Components — 1.1%
Adient plc *	26,271	864,841
American Axle & Manufacturing Holdings, Inc. *	40,348	296,961
Autoliv, Inc. (Sweden)	40,690	4,900,297
Dana, Inc.	36,105	458,534
Fox Factory Holding Corp. *	6,152	320,335
Gentex Corp.	63,166	2,281,556
Gentherm, Inc. *	9,346	538,143
Goodyear Tire & Rubber Co. (The) *	79,110	1,086,180
Patrick Industries, Inc.	7,756	926,609
Phinia, Inc.	13,312	511,580
		12,185,036
Automobiles — 0.4%
Harley-Davidson, Inc.	34,893	1,526,220
Thor Industries, Inc.	16,328	1,915,927
Winnebago Industries, Inc.	11,196	828,504
		4,270,651
Banks — 6.5%
Ameris Bancorp	56,589	2,737,776
Associated Banc-Corp.	38,917	837,105
Axos Financial, Inc. *	14,279	771,637
Banc of California, Inc.	109,882	1,671,305
Bancorp, Inc. (The) *	13,917	465,663
BankUnited, Inc.	51,823	1,451,044
Banner Corp.	30,352	1,456,896
Brookline Bancorp, Inc.	67,733	674,621
Cadence Bank (a)	20,503	594,587
Capitol Federal Financial, Inc.	31,148	185,642
Central Pacific Financial Corp.	88,252	1,742,977
Commerce Bancshares, Inc.	33,905	1,803,746
Cullen/Frost Bankers, Inc.	32,016	3,604,041
Customers Bancorp, Inc. *	45,639	2,421,605
CVB Financial Corp.	34,390	613,518
Dime Community Bancshares, Inc.	13,647	262,841
East West Bancorp, Inc.	66,992	5,299,737
First BanCorp (Puerto Rico)	136,142	2,387,931
First Commonwealth Financial Corp.	57,461	799,857

JPMorgan Market Expansion Enhanced Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Banks — continued
First Horizon Corp.	221,013	3,403,600
FNB Corp.	134,379	1,894,744
Glacier Bancorp, Inc.	30,930	1,245,860
Hancock Whitney Corp.	34,321	1,580,139
Hanmi Financial Corp.	23,489	373,945
Heritage Financial Corp.	9,503	184,263
Hope Bancorp, Inc.	119,096	1,370,795
Independent Bank Group, Inc.	8,696	396,972
National Bank Holdings Corp., Class A	51,717	1,865,432
NBT Bancorp, Inc.	9,706	356,016
OFG Bancorp (Puerto Rico)	61,540	2,265,287
Old National Bancorp	112,920	1,965,937
Pathward Financial, Inc.	34,456	1,739,339
Pinnacle Financial Partners, Inc.	48,570	4,171,192
Preferred Bank	3,899	299,326
Prosperity Bancshares, Inc.	50,257	3,305,906
Renasant Corp.	15,537	486,619
Seacoast Banking Corp. of Florida	21,819	553,985
Southside Bancshares, Inc.	24,232	708,301
Synovus Financial Corp.	52,938	2,120,696
Texas Capital Bancshares, Inc. *	5,115	314,828
Triumph Financial, Inc. *	6,419	509,155
Trustmark Corp.	17,766	499,402
UMB Financial Corp.	5,565	484,099
United Community Banks, Inc.	16,367	430,780
Veritex Holdings, Inc.	12,846	263,215
WaFd, Inc.	33,227	964,580
Webster Financial Corp.	55,777	2,831,798
Wintrust Financial Corp.	25,964	2,710,382
WSFS Financial Corp.	16,799	758,307
		69,837,429
Beverages — 0.5%
Boston Beer Co., Inc. (The), Class A *	2,601	791,796
Celsius Holdings, Inc. *	44,919	3,724,684
Coca-Cola Consolidated, Inc.	1,519	1,285,697
		5,802,177
Biotechnology — 1.9%
Arrowhead Pharmaceuticals, Inc. *	45,102	1,289,917
Exelixis, Inc. *	248,786	5,903,692
Neurocrine Biosciences, Inc. *	29,706	4,097,051
United Therapeutics Corp. *	28,501	6,547,250
Vir Biotechnology, Inc. *	289,735	2,935,016
		20,772,926
Broadline Retail — 0.4%
Kohl's Corp.	69,651	2,030,327
Macy's, Inc.	70,521	1,409,715

JPMorgan Market Expansion Enhanced Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Broadline Retail — continued
Nordstrom, Inc. (a)	12,290	249,118
Ollie's Bargain Outlet Holdings, Inc. *	10,037	798,644
		4,487,804
Building Products — 3.6%
AAON, Inc.	13,123	1,156,136
Advanced Drainage Systems, Inc.	18,885	3,252,752
Apogee Enterprises, Inc.	5,999	355,141
AZZ, Inc.	7,045	544,649
Carlisle Cos., Inc.	20,004	7,838,567
Fortune Brands Innovations, Inc.	33,770	2,859,306
Gibraltar Industries, Inc. *	26,245	2,113,510
Griffon Corp.	14,408	1,056,683
Lennox International, Inc.	7,995	3,907,636
Masterbrand, Inc. *	35,483	664,952
Owens Corning	29,389	4,902,085
Quanex Building Products Corp.	8,368	321,582
Resideo Technologies, Inc. *	44,796	1,004,326
Simpson Manufacturing Co., Inc.	15,072	3,092,473
Trex Co., Inc. *	4,642	463,040
UFP Industries, Inc.	39,280	4,831,833
		38,364,671
Capital Markets — 2.4%
Affiliated Managers Group, Inc.	22,478	3,764,391
Artisan Partners Asset Management, Inc., Class A	18,840	862,307
Brightsphere Investment Group, Inc.	30,925	706,327
Carlyle Group, Inc. (The)	34,883	1,636,361
Donnelley Financial Solutions, Inc. *	13,867	859,893
Evercore, Inc., Class A	6,124	1,179,421
Federated Hermes, Inc.	7,628	275,523
Interactive Brokers Group, Inc., Class A	23,659	2,642,947
Janus Henderson Group plc	53,521	1,760,306
Jefferies Financial Group, Inc.	49,497	2,182,818
Morningstar, Inc. (a)	7,082	2,183,876
Piper Sandler Cos.	6,985	1,386,452
SEI Investments Co.	34,408	2,473,935
Stifel Financial Corp.	28,604	2,235,975
StoneX Group, Inc. *	6,842	480,719
Virtus Investment Partners, Inc.	3,847	953,979
		25,585,230
Chemicals — 1.7%
AdvanSix, Inc.	7,104	203,174
Arcadium Lithium plc (Jersey) * (a)	49,582	213,698
Ashland, Inc.	14,198	1,382,459
Avient Corp.	44,982	1,952,219
Axalta Coating Systems Ltd. *	24,678	848,677
Balchem Corp.	6,471	1,002,682

JPMorgan Market Expansion Enhanced Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Chemicals — continued
Cabot Corp.	29,853	2,752,447
Chemours Co. (The)	61,039	1,602,884
Hawkins, Inc.	5,443	418,022
HB Fuller Co.	29,428	2,346,589
Ingevity Corp. *	9,223	439,937
Minerals Technologies, Inc.	8,392	631,750
RPM International, Inc.	26,974	3,208,557
Scotts Miracle-Gro Co. (The) (a)	11,992	894,483
Sensient Technologies Corp.	10,936	756,662
		18,654,240
Commercial Services & Supplies — 1.5%
ABM Industries, Inc.	18,298	816,457
Brady Corp., Class A	51,653	3,061,990
Brink's Co. (The)	15,015	1,387,086
Clean Harbors, Inc. *	25,350	5,103,208
Deluxe Corp. (a)	8,264	170,156
Enviri Corp. *	18,900	172,935
Interface, Inc.	18,415	309,740
MillerKnoll, Inc.	24,121	597,236
OPENLANE, Inc. *	36,555	632,402
Stericycle, Inc. *	6,940	366,085
Tetra Tech, Inc.	15,465	2,856,540
Viad Corp. *	14,447	570,512
		16,044,347
Communications Equipment — 0.8%
ADTRAN Holdings, Inc.	15,926	86,637
Calix, Inc. *	15,941	528,604
Ciena Corp. *	96,139	4,754,074
Digi International, Inc. *	9,676	308,955
Extreme Networks, Inc. *	34,139	393,964
Lumentum Holdings, Inc. *	15,926	754,096
Viasat, Inc. * (a)	48,588	878,957
Viavi Solutions, Inc. *	64,026	581,996
		8,287,283
Construction & Engineering — 2.1%
AECOM	37,597	3,687,514
Arcosa, Inc.	15,386	1,321,042
Comfort Systems USA, Inc.	16,663	5,294,002
EMCOR Group, Inc.	20,002	7,004,700
MasTec, Inc. *	16,471	1,535,921
MDU Resources Group, Inc.	60,482	1,524,146
MYR Group, Inc. *	6,569	1,161,071
Valmont Industries, Inc.	3,898	889,835
		22,418,231

JPMorgan Market Expansion Enhanced Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Construction Materials — 0.3%
Eagle Materials, Inc.	7,820	2,125,085
Knife River Corp. *	6,804	551,668
		2,676,753
Consumer Finance — 0.8%
Ally Financial, Inc.	73,732	2,992,782
Encore Capital Group, Inc. *	9,346	426,271
Enova International, Inc. *	19,493	1,224,745
EZCORP, Inc., Class A *	25,471	288,586
FirstCash Holdings, Inc.	10,413	1,328,074
SLM Corp.	104,701	2,281,435
		8,541,893
Consumer Staples Distribution & Retail — 2.0%
Andersons, Inc. (The)	27,575	1,581,978
BJ's Wholesale Club Holdings, Inc. *	37,906	2,867,589
Casey's General Stores, Inc.	15,739	5,012,084
Chefs' Warehouse, Inc. (The) *	24,436	920,260
Performance Food Group Co. *	65,592	4,895,787
SpartanNash Co.	7,205	145,613
Sprouts Farmers Market, Inc. *	37,023	2,387,243
United Natural Foods, Inc. *	17,674	203,074
US Foods Holding Corp. *	63,015	3,400,920
		21,414,548
Containers & Packaging — 1.2%
AptarGroup, Inc.	15,086	2,170,725
Berry Global Group, Inc.	61,680	3,730,406
Crown Holdings, Inc.	13,042	1,033,709
Greif, Inc., Class A	13,909	960,416
Myers Industries, Inc.	11,109	257,396
O-I Glass, Inc. *	41,194	683,408
Silgan Holdings, Inc.	22,414	1,088,424
Sonoco Products Co.	57,577	3,330,254
		13,254,738
Diversified Consumer Services — 0.9%
Adtalem Global Education, Inc. *	14,780	759,692
Frontdoor, Inc. *	23,278	758,397
Graham Holdings Co., Class B	372	285,577
Grand Canyon Education, Inc. *	8,510	1,159,147
H&R Block, Inc.	44,137	2,167,568
Service Corp. International	40,496	3,005,208
Strategic Education, Inc.	6,156	640,963
Stride, Inc. * (a)	11,488	724,319
		9,500,871
Diversified REITs — 0.6%
American Assets Trust, Inc.	37,482	821,231
Armada Hoffler Properties, Inc.	51,964	540,425

JPMorgan Market Expansion Enhanced Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Diversified REITs — continued
Essential Properties Realty Trust, Inc.	124,761	3,326,128
WP Carey, Inc.	21,447	1,210,469
		5,898,253
Diversified Telecommunication Services — 0.4%
Cogent Communications Holdings, Inc.	11,751	767,693
Frontier Communications Parent, Inc. * (a)	58,489	1,432,980
Iridium Communications, Inc.	70,586	1,846,530
		4,047,203
Electric Utilities — 0.6%
IDACORP, Inc.	35,771	3,322,768
OGE Energy Corp.	105,657	3,624,035
		6,946,803
Electrical Equipment — 1.9%
Acuity Brands, Inc.	9,659	2,595,663
Encore Wire Corp.	14,183	3,727,009
EnerSys	11,218	1,059,652
nVent Electric plc	80,530	6,071,962
Regal Rexnord Corp.	19,792	3,564,539
Sunrun, Inc. *	277,904	3,662,775
		20,681,600
Electronic Equipment, Instruments & Components — 2.3%
Advanced Energy Industries, Inc. (a)	12,094	1,233,346
Arrow Electronics, Inc. *	27,357	3,541,637
Belden, Inc.	12,624	1,169,109
Benchmark Electronics, Inc.	10,856	325,789
Cognex Corp.	39,852	1,690,522
Coherent Corp. *	77,100	4,673,802
Fabrinet (Thailand) *	29,263	5,531,292
Littelfuse, Inc.	6,050	1,466,217
Rogers Corp. *	4,338	514,877
TD SYNNEX Corp.	25,190	2,848,989
Vontier Corp.	44,369	2,012,578
		25,008,158
Energy Equipment & Services — 1.2%
Bristow Group, Inc. *	8,302	225,814
ChampionX Corp.	85,503	3,068,703
Helmerich & Payne, Inc.	19,822	833,713
Liberty Energy, Inc.	69,049	1,430,695
NOV, Inc.	114,227	2,229,711
Oceaneering International, Inc. *	63,288	1,480,939
Patterson-UTI Energy, Inc.	143,002	1,707,444
ProPetro Holding Corp. *	21,634	174,803
Valaris Ltd. *	18,203	1,369,958
Weatherford International plc *	6,880	794,090
		13,315,870

JPMorgan Market Expansion Enhanced Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Entertainment — 0.1%
TKO Group Holdings, Inc. (a)	10,342	893,652
Financial Services — 2.6%
Equitable Holdings, Inc.	113,552	4,316,112
Essent Group Ltd.	55,938	3,328,870
Euronet Worldwide, Inc. *	2,564	281,861
EVERTEC, Inc. (Puerto Rico)	29,485	1,176,451
Jackson Financial, Inc., Class A	19,733	1,305,141
MGIC Investment Corp.	150,473	3,364,576
Mr. Cooper Group, Inc. *	32,282	2,516,382
NCR Atleos Corp. *	29,755	587,661
NMI Holdings, Inc., Class A *	60,164	1,945,704
Radian Group, Inc.	42,938	1,437,135
Voya Financial, Inc.	28,487	2,105,759
Walker & Dunlop, Inc.	8,415	850,420
WEX, Inc. *	19,221	4,565,564
		27,781,636
Food Products — 1.1%
Cal-Maine Foods, Inc.	10,736	631,814
Darling Ingredients, Inc. *	48,010	2,232,945
Flowers Foods, Inc.	54,666	1,298,317
Fresh Del Monte Produce, Inc.	8,898	230,547
Hain Celestial Group, Inc. (The) *	22,388	175,970
Ingredion, Inc.	31,547	3,686,267
John B Sanfilippo & Son, Inc.	2,926	309,922
Pilgrim's Pride Corp. *	10,898	374,019
Post Holdings, Inc. *	15,447	1,641,707
Simply Good Foods Co. (The) *	24,093	819,885
WK Kellogg Co.	12,011	225,807
		11,627,200
Gas Utilities — 0.6%
Chesapeake Utilities Corp.	19,653	2,108,767
ONE Gas, Inc. (a)	28,261	1,823,682
Southwest Gas Holdings, Inc.	4,514	343,651
Spire, Inc.	7,756	475,986
UGI Corp. (a)	83,247	2,042,881
		6,794,967
Ground Transportation — 2.0%
ArcBest Corp.	14,924	2,126,670
Avis Budget Group, Inc.	5,698	697,777
Hertz Global Holdings, Inc. * (a)	40,693	318,626
Knight-Swift Transportation Holdings, Inc.	76,929	4,232,634
Landstar System, Inc.	21,132	4,073,404
Ryder System, Inc.	14,181	1,704,415
Saia, Inc. *	7,362	4,306,770
XPO, Inc. *	31,475	3,840,894
		21,301,190

JPMorgan Market Expansion Enhanced Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Health Care Equipment & Supplies — 2.0%
Avanos Medical, Inc. *	12,982	258,472
CONMED Corp.	7,129	570,890
Envista Holdings Corp. *	102,783	2,197,501
Glaukos Corp. *	22,651	2,135,763
Globus Medical, Inc., Class A *	59,707	3,202,684
Haemonetics Corp. *	32,722	2,792,823
Integer Holdings Corp. *	9,273	1,081,974
Integra LifeSciences Holdings Corp. *	20,421	723,924
Lantheus Holdings, Inc. *	52,062	3,240,339
Masimo Corp. * (a)	27,417	4,026,186
Merit Medical Systems, Inc. *	14,483	1,097,087
Omnicell, Inc. *	11,992	350,526
Orthofix Medical, Inc. *	171	2,483
Varex Imaging Corp. *	11,564	209,308
		21,889,960
Health Care Providers & Services — 2.8%
Acadia Healthcare Co., Inc. *	25,371	2,009,891
Addus HomeCare Corp. *	4,345	449,012
Amedisys, Inc. *	23,876	2,200,412
AMN Healthcare Services, Inc. *	6,031	376,998
Chemed Corp.	4,732	3,037,613
Encompass Health Corp.	62,176	5,134,494
Enhabit, Inc. * (a)	13,654	159,069
Ensign Group, Inc. (The)	14,588	1,815,039
Fulgent Genetics, Inc. * (a)	43,709	948,485
HealthEquity, Inc. *	43,000	3,510,090
Option Care Health, Inc. *	74,604	2,502,218
Progyny, Inc. *	62,899	2,399,597
R1 RCM, Inc. *	33,442	430,733
RadNet, Inc. *	12,365	601,681
Tenet Healthcare Corp. *	45,161	4,746,873
		30,322,205
Health Care REITs — 0.6%
CareTrust REIT, Inc.	53,158	1,295,461
Community Healthcare Trust, Inc.	60,668	1,610,735
Omega Healthcare Investors, Inc. (a)	50,920	1,612,636
Sabra Health Care REIT, Inc.	96,205	1,420,948
		5,939,780
Health Care Technology — 0.1%
HealthStream, Inc.	8,530	227,410
Veradigm, Inc. *	54,283	417,979
		645,389
Hotel & Resort REITs — 0.5%
Apple Hospitality REIT, Inc.	22,917	375,381
Chatham Lodging Trust	9,130	92,304
DiamondRock Hospitality Co.	54,929	527,868

JPMorgan Market Expansion Enhanced Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Hotel & Resort REITs — continued
Park Hotels & Resorts, Inc.	152,529	2,667,732
Sunstone Hotel Investors, Inc.	54,901	611,597
Xenia Hotels & Resorts, Inc.	59,330	890,543
		5,165,425
Hotels, Restaurants & Leisure — 3.4%
Aramark	70,284	2,285,636
BJ's Restaurants, Inc. *	6,759	244,541
Bloomin' Brands, Inc.	21,874	627,346
Boyd Gaming Corp.	28,877	1,944,000
Churchill Downs, Inc.	14,489	1,793,014
Dave & Buster's Entertainment, Inc. *	31,847	1,993,622
Golden Entertainment, Inc.	9,867	363,402
Hilton Grand Vacations, Inc. *	62,074	2,930,513
Hyatt Hotels Corp., Class A	11,807	1,884,633
Jack in the Box, Inc.	4,496	307,886
Light & Wonder, Inc. *	49,460	5,049,371
Marriott Vacations Worldwide Corp.	11,751	1,265,935
Penn Entertainment, Inc. *	43,408	790,460
Planet Fitness, Inc., Class A *	27,225	1,705,102
Shake Shack, Inc., Class A *	10,358	1,077,543
Six Flags Entertainment Corp. *	18,823	495,421
Texas Roadhouse, Inc.	17,180	2,653,795
Travel + Leisure Co.	33,693	1,649,609
Vail Resorts, Inc.	7,863	1,752,112
Wingstop, Inc.	8,448	3,095,347
Wyndham Hotels & Resorts, Inc.	27,265	2,092,589
		36,001,877
Household Durables — 2.9%
Cavco Industries, Inc. *	2,318	925,021
Green Brick Partners, Inc. *	10,997	662,349
Helen of Troy Ltd. *	6,195	713,912
KB Home	26,169	1,854,859
La-Z-Boy, Inc.	10,515	395,574
Meritage Homes Corp.	17,294	3,034,405
Newell Brands, Inc.	111,067	891,868
Sonos, Inc. *	183,900	3,505,134
Taylor Morrison Home Corp. *	37,284	2,317,946
Tempur Sealy International, Inc.	43,982	2,499,057
Toll Brothers, Inc.	48,244	6,241,326
TopBuild Corp. *	10,484	4,620,614
Tri Pointe Homes, Inc. *	88,034	3,403,395
		31,065,460
Household Products — 0.1%
Central Garden & Pet Co., Class A *	21,669	800,019
Independent Power and Renewable Electricity Producers — 0.6%
Vistra Corp.	95,447	6,647,884

JPMorgan Market Expansion Enhanced Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Industrial REITs — 1.3%
EastGroup Properties, Inc.	25,846	4,646,335
First Industrial Realty Trust, Inc.	74,941	3,937,400
Innovative Industrial Properties, Inc. (a)	11,699	1,211,314
LXP Industrial Trust	85,746	773,429
Rexford Industrial Realty, Inc.	56,830	2,858,549
STAG Industrial, Inc.	21,358	821,002
		14,248,029
Insurance — 3.2%
American Financial Group, Inc.	21,978	2,999,558
Assured Guaranty Ltd.	17,450	1,522,513
CNO Financial Group, Inc.	35,900	986,532
Erie Indemnity Co., Class A	2,848	1,143,671
Fidelity National Financial, Inc.	70,550	3,746,205
First American Financial Corp.	29,578	1,805,737
Hanover Insurance Group, Inc. (The)	3,395	462,297
Horace Mann Educators Corp.	11,562	427,678
Mercury General Corp.	7,636	394,018
Old Republic International Corp.	69,497	2,134,948
Palomar Holdings, Inc. *	13,139	1,101,442
Primerica, Inc.	5,532	1,399,375
Reinsurance Group of America, Inc.	32,090	6,189,519
RenaissanceRe Holdings Ltd. (Bermuda)	11,601	2,726,583
RLI Corp.	18,141	2,693,394
Unum Group	82,743	4,439,989
		34,173,459
Interactive Media & Services — 0.8%
Cargurus, Inc. *	21,400	493,912
Cars.com, Inc. *	18,341	315,098
QuinStreet, Inc. *	38,576	681,252
TripAdvisor, Inc. *	75,014	2,084,639
Yelp, Inc. *	19,412	764,833
Ziff Davis, Inc. *	14,081	887,666
ZoomInfo Technologies, Inc. *	214,880	3,444,527
		8,671,927
IT Services — 0.7%
GoDaddy, Inc., Class A *	59,078	7,011,377
Perficient, Inc. *	10,037	564,983
		7,576,360
Leisure Products — 0.5%
Brunswick Corp.	25,873	2,497,262
Mattel, Inc. *	97,442	1,930,326
YETI Holdings, Inc. *	10,107	389,625
		4,817,213
Life Sciences Tools & Services — 0.8%
Azenta, Inc. *	22,555	1,359,615

JPMorgan Market Expansion Enhanced Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Life Sciences Tools & Services — continued
Bruker Corp.	28,762	2,701,902
Medpace Holdings, Inc. *	7,660	3,095,789
Repligen Corp. * (a)	5,341	982,317
		8,139,623
Machinery — 5.0%
AGCO Corp.	33,343	4,101,856
Alamo Group, Inc.	7,237	1,652,424
Chart Industries, Inc. * (a)	10,037	1,653,295
Crane Co.	13,012	1,758,312
Donaldson Co., Inc.	60,880	4,546,518
Esab Corp.	12,427	1,374,053
Federal Signal Corp.	16,708	1,418,008
Flowserve Corp.	38,053	1,738,261
Franklin Electric Co., Inc.	34,737	3,710,259
Graco, Inc.	50,049	4,677,580
Hillenbrand, Inc.	17,112	860,562
ITT, Inc.	22,178	3,016,873
John Bean Technologies Corp.	8,639	906,145
Lincoln Electric Holdings, Inc.	12,283	3,137,569
Lindsay Corp.	3,037	357,333
Mueller Industries, Inc.	69,352	3,740,153
Oshkosh Corp.	35,301	4,402,388
RBC Bearings, Inc. *	7,908	2,137,928
SPX Technologies, Inc. *	12,087	1,488,272
Standex International Corp.	2,080	379,018
Terex Corp.	20,629	1,328,508
Timken Co. (The)	27,735	2,424,871
Titan International, Inc. *	16,534	206,014
Toro Co. (The)	8,352	765,294
Wabash National Corp.	11,567	346,316
Watts Water Technologies, Inc., Class A	6,391	1,358,407
		53,486,217
Marine Transportation — 0.3%
Kirby Corp. *	17,554	1,673,247
Matson, Inc.	15,460	1,737,704
		3,410,951
Media — 0.4%
Cable One, Inc.	2,850	1,205,921
John Wiley & Sons, Inc., Class A	12,255	467,283
New York Times Co. (The), Class A	47,827	2,067,083
		3,740,287
Metals & Mining — 2.4%
Alcoa Corp.	29,456	995,318
Alpha Metallurgical Resources, Inc.	4,825	1,597,895
ATI, Inc. * (a)	35,656	1,824,518
Cleveland-Cliffs, Inc. *	140,864	3,203,247

JPMorgan Market Expansion Enhanced Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Metals & Mining — continued
Commercial Metals Co.	59,850	3,517,384
Haynes International, Inc.	10,978	659,997
Materion Corp.	11,102	1,462,689
Olympic Steel, Inc.	3,036	215,192
Reliance, Inc.	21,397	7,150,449
Royal Gold, Inc.	4,900	596,869
SunCoke Energy, Inc.	79,118	891,660
United States Steel Corp. (a)	43,458	1,772,217
Warrior Met Coal, Inc.	24,505	1,487,454
		25,374,889
Mortgage Real Estate Investment Trusts (REITs) — 0.4%
Annaly Capital Management, Inc.	136,678	2,691,190
Ellington Financial, Inc. (a)	13,929	164,501
KKR Real Estate Finance Trust, Inc.	18,515	186,261
Starwood Property Trust, Inc. (a)	59,357	1,206,728
		4,248,680
Multi-Utilities — 0.3%
Northwestern Energy Group, Inc.	23,311	1,187,229
Unitil Corp.	32,995	1,727,288
		2,914,517
Office REITs — 0.8%
Brandywine Realty Trust	41,522	199,306
COPT Defense Properties	69,283	1,674,570
Cousins Properties, Inc.	62,516	1,502,885
Easterly Government Properties, Inc.	29,240	336,552
Highwoods Properties, Inc. (a)	27,677	724,584
Hudson Pacific Properties, Inc.	34,119	220,067
Kilroy Realty Corp.	56,688	2,065,144
SL Green Realty Corp. (a)	26,774	1,476,051
		8,199,159
Oil, Gas & Consumable Fuels — 4.0%
Antero Midstream Corp.	81,236	1,142,178
Antero Resources Corp. *	33,394	968,426
California Resources Corp.	20,412	1,124,701
Callon Petroleum Co. *	12,115	433,232
Chord Energy Corp.	17,671	3,149,679
Civitas Resources, Inc. (a)	32,663	2,479,448
CNX Resources Corp. *	25,874	613,731
CONSOL Energy, Inc.	7,274	609,270
Dorian LPG Ltd.	8,173	314,334
DT Midstream, Inc.	15,826	966,969
Equitrans Midstream Corp.	112,643	1,406,911
Green Plains, Inc. *	31,847	736,303
HF Sinclair Corp.	52,742	3,184,035
Matador Resources Co. (a)	68,185	4,552,713
Murphy Oil Corp.	41,449	1,894,219

JPMorgan Market Expansion Enhanced Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Oil, Gas & Consumable Fuels — continued
Ovintiv, Inc.	67,309	3,493,337
PBF Energy, Inc., Class A	24,158	1,390,776
Permian Resources Corp. (a)	119,532	2,110,935
Range Resources Corp.	84,534	2,910,506
REX American Resources Corp. *	14,190	833,095
SM Energy Co.	80,624	4,019,106
Southwestern Energy Co. *	497,501	3,771,058
Talos Energy, Inc. *	10,157	141,487
World Kinect Corp.	17,869	472,635
		42,719,084
Paper & Forest Products — 0.2%
Louisiana-Pacific Corp.	30,830	2,586,945
Passenger Airlines — 0.2%
Alaska Air Group, Inc. *	34,658	1,489,947
SkyWest, Inc. *	11,744	811,276
		2,301,223
Personal Care Products — 0.7%
BellRing Brands, Inc. *	39,925	2,356,773
Coty, Inc., Class A *	49,661	593,945
elf Beauty, Inc. *	19,194	3,762,600
Inter Parfums, Inc.	4,717	662,786
USANA Health Sciences, Inc. *	3,235	156,897
		7,533,001
Pharmaceuticals — 0.4%
Jazz Pharmaceuticals plc *	24,258	2,921,148
Prestige Consumer Healthcare, Inc. *	8,808	639,108
Supernus Pharmaceuticals, Inc. *	13,969	476,483
		4,036,739
Professional Services — 2.6%
ASGN, Inc. *	16,534	1,732,102
CACI International, Inc., Class A *	13,426	5,086,172
Concentrix Corp. (a)	3,131	207,335
ExlService Holdings, Inc. *	50,637	1,610,257
FTI Consulting, Inc. *	8,525	1,792,722
Genpact Ltd.	102,577	3,379,912
Heidrick & Struggles International, Inc.	26,849	903,737
Insperity, Inc.	9,580	1,050,064
KBR, Inc.	38,375	2,442,952
Kelly Services, Inc., Class A	11,564	289,563
Korn Ferry	33,341	2,192,504
ManpowerGroup, Inc.	26,939	2,091,544
Maximus, Inc.	18,849	1,581,431
Paylocity Holding Corp. *	10,386	1,784,938
Science Applications International Corp.	14,473	1,887,134
		28,032,367

JPMorgan Market Expansion Enhanced Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Real Estate Management & Development — 0.5%
Anywhere Real Estate, Inc. *	47,389	292,864
Cushman & Wakefield plc *	47,884	500,866
eXp World Holdings, Inc. (a)	19,337	199,751
Jones Lang LaSalle, Inc. *	21,387	4,172,390
St. Joe Co. (The)	10,478	607,410
		5,773,281
Residential REITs — 0.9%
American Homes 4 Rent, Class A	85,518	3,145,352
Apartment Income REIT Corp.	42,609	1,383,514
Centerspace	13,618	778,132
Equity LifeStyle Properties, Inc.	35,379	2,278,408
Independence Realty Trust, Inc.	62,770	1,012,480
NexPoint Residential Trust, Inc.	7,190	231,446
Veris Residential, Inc.	20,751	315,623
		9,144,955
Retail REITs — 1.6%
Agree Realty Corp.	45,206	2,582,167
Brixmor Property Group, Inc.	169,027	3,963,683
Getty Realty Corp.	12,664	346,360
Kite Realty Group Trust	64,456	1,397,406
Macerich Co. (The)	87,477	1,507,229
NNN REIT, Inc.	82,092	3,508,612
Retail Opportunity Investments Corp.	165,901	2,126,851
Saul Centers, Inc.	3,219	123,899
SITE Centers Corp.	47,489	695,714
Tanger, Inc. (a)	12,065	356,280
		16,608,201
Semiconductors & Semiconductor Equipment — 2.9%
Axcelis Technologies, Inc. *	10,386	1,158,247
Cohu, Inc. *	11,992	399,693
Diodes, Inc. *	11,665	822,383
FormFactor, Inc. *	25,153	1,147,731
Ichor Holdings Ltd. *	38,671	1,493,474
Kulicke & Soffa Industries, Inc. (Singapore)	67,152	3,378,417
Lattice Semiconductor Corp. *	41,159	3,219,869
MaxLinear, Inc. *	20,495	382,642
MKS Instruments, Inc.	15,695	2,087,435
Photronics, Inc. *	17,018	481,950
Power Integrations, Inc.	16,806	1,202,469
Rambus, Inc. *	32,920	2,034,785
Semtech Corp. *	19,822	544,907
Silicon Laboratories, Inc. *	23,132	3,324,531
SiTime Corp. * (a)	4,490	418,603
SMART Global Holdings, Inc. *	62,676	1,649,632
SolarEdge Technologies, Inc. *	41,775	2,965,189
Synaptics, Inc. *	9,973	972,966

JPMorgan Market Expansion Enhanced Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Semiconductors & Semiconductor Equipment — continued
Ultra Clean Holdings, Inc. *	23,079	1,060,249
Universal Display Corp.	12,190	2,053,405
Veeco Instruments, Inc. *	2,007	70,586
Wolfspeed, Inc. * (a)	19,221	567,020
		31,436,183
Software — 2.4%
ACI Worldwide, Inc. *	28,154	934,994
Adeia, Inc.	107,925	1,178,541
Alarm.com Holdings, Inc. *	6,152	445,835
Blackbaud, Inc. *	13,773	1,021,130
DoubleVerify Holdings, Inc. *	70,678	2,485,038
Dynatrace, Inc. *	60,304	2,800,518
Envestnet, Inc. *	23,847	1,380,980
InterDigital, Inc.	9,346	994,975
LiveRamp Holdings, Inc. *	63,352	2,185,644
Manhattan Associates, Inc. *	19,024	4,760,376
NCR Voyix Corp. *	59,589	752,609
Progress Software Corp.	9,054	482,669
Qualys, Inc. *	9,436	1,574,585
SPS Commerce, Inc. *	11,565	2,138,369
Teradata Corp. *	30,309	1,172,049
Xperi, Inc. *	111,315	1,342,459
		25,650,771
Specialized REITs — 1.6%
CubeSmart	86,330	3,903,843
EPR Properties	20,777	881,984
Four Corners Property Trust, Inc.	25,756	630,249
Gaming and Leisure Properties, Inc.	52,672	2,426,599
Lamar Advertising Co., Class A	23,680	2,827,629
National Storage Affiliates Trust	37,438	1,466,072
PotlatchDeltic Corp.	51,697	2,430,793
Rayonier, Inc.	50,710	1,685,600
Uniti Group, Inc.	58,475	345,002
		16,597,771
Specialty Retail — 4.6%
Abercrombie & Fitch Co., Class A *	17,244	2,161,191
Academy Sports & Outdoors, Inc.	21,551	1,455,555
Advance Auto Parts, Inc.	16,373	1,393,179
American Eagle Outfitters, Inc.	48,100	1,240,499
Asbury Automotive Group, Inc. *	6,220	1,466,552
AutoNation, Inc. *	18,997	3,145,523
Boot Barn Holdings, Inc. * (a)	8,463	805,254
Buckle, Inc. (The)	7,504	302,186
Burlington Stores, Inc. *	11,886	2,759,810
Caleres, Inc.	13,773	565,106
Dick's Sporting Goods, Inc.	19,476	4,379,373

JPMorgan Market Expansion Enhanced Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Specialty Retail — continued
Five Below, Inc. *	12,461	2,260,176
Floor & Decor Holdings, Inc., Class A * (a)	15,888	2,059,403
Foot Locker, Inc.	17,742	505,647
Gap, Inc. (The)	67,511	1,859,928
Group 1 Automotive, Inc.	4,505	1,316,496
Haverty Furniture Cos., Inc. (a)	4,828	164,731
Lithia Motors, Inc., Class A	7,561	2,274,803
Murphy USA, Inc.	6,554	2,747,437
ODP Corp. (The) *	16,071	852,567
RH *	5,203	1,811,997
Shoe Carnival, Inc.	5,613	205,660
Signet Jewelers Ltd.	16,806	1,681,776
Upbound Group, Inc.	7,721	271,856
Urban Outfitters, Inc. *	20,356	883,858
Valvoline, Inc. *	55,768	2,485,580
Victoria's Secret & Co. *	26,190	507,562
Williams-Sonoma, Inc. (a)	24,348	7,731,220
		49,294,925
Textiles, Apparel & Luxury Goods — 1.4%
Capri Holdings Ltd. *	32,756	1,483,847
Carter's, Inc.	9,580	811,234
Columbia Sportswear Co. (a)	2,419	196,374
Crocs, Inc. *	18,607	2,675,687
G-III Apparel Group Ltd. *	12,461	361,494
Hanesbrands, Inc. *	58,528	339,462
Kontoor Brands, Inc.	16,379	986,835
Oxford Industries, Inc. (a)	4,435	498,494
PVH Corp.	19,162	2,694,369
Skechers U.S.A., Inc., Class A *	51,881	3,178,230
Steven Madden Ltd.	23,805	1,006,475
Wolverine World Wide, Inc.	35,266	395,332
		14,627,833
Tobacco — 0.0% ^
Vector Group Ltd.	35,035	383,984
Trading Companies & Distributors — 1.9%
Applied Industrial Technologies, Inc.	10,576	2,089,289
Boise Cascade Co.	19,024	2,917,711
Core & Main, Inc., Class A *	35,013	2,004,494
DNOW, Inc. *	133,471	2,028,759
DXP Enterprises, Inc. *	3,737	200,789
GMS, Inc. *	35,938	3,498,205
MSC Industrial Direct Co., Inc., Class A	13,497	1,309,749
Watsco, Inc. (a)	9,614	4,152,960
WESCO International, Inc.	11,973	2,050,735
		20,252,691

JPMorgan Market Expansion Enhanced Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Water Utilities — 0.4%
American States Water Co.	10,431	753,535
California Water Service Group	13,773	640,169
Essential Utilities, Inc.	81,452	3,017,797
		4,411,501
Wireless Telecommunication Services — 0.1%
Gogo, Inc. *	65,821	577,908
Telephone and Data Systems, Inc.	24,275	388,886
		966,794
Total Common Stocks (Cost $753,488,415)		1,051,335,772
Short-Term Investments — 4.7%
Investment Companies — 2.0%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (b) (c) (Cost $21,419,953)	21,419,953	21,419,953
Investment of Cash Collateral from Securities Loaned — 2.7%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.48% (b) (c)	23,997,200	23,997,200
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (b) (c)	4,374,682	4,374,682
Total Investment of Cash Collateral from Securities Loaned (Cost $28,380,181)		28,371,882
Total Short-Term Investments (Cost $49,800,134)		49,791,835
Total Investments — 103.0% (Cost $803,288,549)		1,101,127,607
Liabilities in Excess of Other Assets — (3.0)%		(32,163,052)
NET ASSETS — 100.0%		1,068,964,555

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust

^	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.
(a)	The security or a portion of this security is on loan at March 31, 2024. The total value of securities on loan at March 31, 2024 is $27,920,885.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of March 31, 2024.

JPMorgan Market Expansion Enhanced Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
Futures contracts outstanding as of March 31, 2024:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
Russell 2000 E-Mini Index	29	06/21/2024	USD	3,111,410	71,863
S&P MidCap 400 E-Mini Index	37	06/21/2024	USD	11,383,420	288,411
					360,274

Abbreviations
USD	United States Dollar

JPMorgan Market Expansion Enhanced Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value (“NAV”) of the Fund is calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset value ("NAV") per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$1,101,127,607	$—	$—	$1,101,127,607
Appreciation in Other Financial Instruments
Futures Contracts (a)	$360,274	$—	$—	$360,274

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers.

JPMorgan Market Expansion Enhanced Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended March 31, 2024
Security Description	Value at June 30, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2024	Shares at March 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.48% (a) (b)	$17,998,200	$154,000,000	$148,000,000	$7,298	$(8,298)	$23,997,200	23,997,200	$1,610,193	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (a) (b)	5,817,078	94,648,798	96,091,194	—	—	4,374,682	4,374,682	230,514	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (a) (b)	19,564,496	134,790,868	132,935,411	—	—	21,419,953	21,419,953	711,924	—
Total	$43,379,774	$383,439,666	$377,026,605	$7,298	$(8,298)	$49,791,835		$2,552,631	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2024.